REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Disclosure of Detailed Information About Timing Of Revenue [Table Text Block]
A disaggregation of the Group’s revenue for the year based on timing of revenue recognition is as follows:

	2019	2018	2017
	US$’000	US$’000	US$’000

Over time:
Charter hire	129,761	135,027	128,355
Freight revenue	178,750	168,828	257,614
Vessel revenue	308,511	303,855	385,969

Management fees	5,105	5,676	5,252
Miscellaneous	884	820	574
Other	5,989	6,496	5,826

At a point in time:
Sale of ships	15,986	8,477	17,155
Sale of bunkers and other consumables	560	190	572
Ship sales	16,546	8,667	17,727

	331,046	319,018	409,522